Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Lease Payments Under Noncancelable Operating Leases
As of March 31, 2022, future minimum operating lease payments were as follows (in thousands):

Through December 31, 2022	$555
2023	851
2024	872
2025	894
2026	916
2027	939
Thereafter	2,033

Total operating lease payments	7,060
Less: imputed interest	(1,846)

Present value of total operating lease liabilities	$5,214

Future minimum lease payments under noncancelable operating leases as of December 31, 2021 are as follows (in thousands):

2022	$830
2023	851
2024	872
2025	894
2026	917
Thereafter	2,972

$7,336